Consolidated Statements of Operations - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016 [1]	Mar. 31, 2016 [1]	Dec. 31, 2015 [2]	Sep. 30, 2015 [2]	Jun. 30, 2015 [2]	Mar. 31, 2015 [2]	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Operating Revenues
Total operating revenues		$ 232	$ 272	$ 283	$ 234	$ 224	$ 256	$ 259	$ 214	$ 1,021	[3]	$ 953	[3]	$ 828	[3]
Operating Costs and Expenses [Abstract]
Cost of operations	[3]									306		321		277
Depreciation and amortization	[3]									297		297		233
Impairment losses	[3],[4]									183		0		0
General and administrative	[3]									14		10		8
Acquisition-related transaction and integration costs	[3]									1		3		4
Total operating costs and expenses	[3]									801		631		522
Operating Income		(99)	118	128	73	71	102	99	50	220	[3]	322	[3]	306	[3]
Costs and Expenses [Abstract]
Equity in earnings of unconsolidated affiliates	[3],[4]									60		31		22
Other income, net	[3]									3		3		6
Loss on debt extinguishment	[3],[4]									0		(9)		(1)
Interest expense	[3]									(268)		(254)		(211)
Total other income (expense), net	[3]									(205)		(229)		(184)
Net Income		$ (139)	$ 67	$ 81	$ 6	$ 20	$ 47	$ 50	$ (24)	15	[3],[5]	93	[3],[5],[6]	122	[3],[5],[6]
Net (Loss) Income Attributable to Noncontrolling Interest	[3]									(142)		(51)		3
Net Income Attributable to NRG Yield LLC	[3]									$ 157		$ 144		$ 119

[1]	(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets acquisition.
[2]	(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets acquisition.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted, as discussed in Note 1, Nature of Business.